Fees Summary	Mar. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 710,000
Previously Paid Amount	0.00
Total Fee Amount	108.70
Total Offset Amount	0.00
Net Fee	108.70
Narrative - Max Aggregate Offering Price	$ 710,000
Final Prospectus	true